SHARE CAPITAL (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Explanation of fact that shares have no par value	The Company is authorized to issue an unlimited number of common shares without par value
Proceeds from exercise of options | $	$ 3,721	$ 641
Number of share options exercised | shares	2,663,544	1,216,100
Weighted average share price | $ / shares	$ 8.58	$ 1.68
Warrant expired | shares		15,805,490
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	148,334
Share based compensation expense | $	$ 556	$ 63
Performance share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	200,000
Share based compensation expense | $	$ 270	61
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,649,909
Share based compensation expense | $	$ 1,119	(89)
Deferred share units [member]
IfrsStatementLineItems [Line Items]
Share based compensation expense | $	$ 97	$ 70